CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,449.6	$ 116.1
Accounts receivable, less allowance for doubtful accounts of $0.4 and $0.1, respectively	13.1	4.1
Investments in debt securities		5.1
Prepaid expenses	22.9	16.6
Interest receivable	21.6
VAT reclaimable	8.1	5.4
Other current assets	18.0	16.7
Current assets from discontinued operations		3,289.5
Total current assets	2,533.3	3,453.5
Property and equipment	847.0	128.2
Operating lease right-of-use assets	45.0	18.7
Intangible assets	4.9	4.2
Equity method investments	6.4	6.4
Investments in non-marketable equity securities	90.7	90.7
Deferred tax assets	7.8	5.9
Other non-current assets	13.5	11.6
Non-current assets from discontinued operations		5,035.9
Total non-current assets	1,015.3	5,301.6
TOTAL ASSETS	3,548.6	8,755.1
Current liabilities:
Accounts payable, accrued and other liabilities	235.5	56.5
Debt, current portion	6.1	6.8
Income and non-income taxes payable	5.9	9.2
Deferred revenue	16.5	6.9
Current liabilities from discontinued operations		3,791.0
Total current liabilities	264.0	3,870.4
Operating lease liabilities	30.3	9.7
Other accrued liabilities	0.6	0.2
Non-current liabilities from discontinued operations		1,580.9
Total non-current liabilities	30.9	1,590.8
Total liabilities	294.9	5,461.2
Commitments and contingencies
Shareholders' equity:
Ordinary shares: par value (Class A €0.01, Class B €0.10 and Class C €0.09); shares authorized (Class A: 500,000,000, Class B: 37,138,658 and Class C: 37,748,658); shares issued (Class A: 326,342,270, Class B: 35,698,674 and Class C: nil); shares outstanding (Class A: 325,783,607 and 200,054,926, respectively, Class B: 35,698,674, and Class C: nil)	9.2	9.2
Treasury shares at cost (Class A: 558,663 and 126,287,344, respectively)	(1,968.1)	(19.6)
Additional paid-in capital	2,016.7	1,812.2
Accumulated other comprehensive loss	(22.1)	(2,367.5)
Retained earnings	3,218.0	3,859.4
Total equity attributable to Nebius Group N.V.	3,253.7	3,293.7
Noncontrolling interests		0.2
Total shareholders' equity	3,253.7	3,293.9
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,548.6	8,755.1
Priority share
Shareholders' equity:
Priority share: €1 par value; shares authorized: 1 and nil, respectively; shares issued: 1 and nil, respectively; shares outstanding: 1 and nil, respectively